SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue	The following table presents disaggregated revenue:

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Direct Revenue:
North America	$1,185,307	$1,024,161	$902,478
International	1,159,417	983,013	774,693
Total Direct Revenue	2,344,724	2,007,174	1,677,171
Indirect Revenue (principally advertising revenue)	46,545	44,084	52,679
Total Revenue	$2,391,269	$2,051,258	$1,729,850

Direct Revenue
Tinder	$1,355,400	$1,152,045	$805,316
Other brands	989,324	855,129	871,855
Total Direct Revenue	$2,344,724	$2,007,174	$1,677,171

Schedule of Estimated Useful Lives

Asset Category	Estimated Useful Lives
Buildings and building improvements	10 to 39 years
Computer equipment and capitalized software	2 to 3 years
Furniture and other equipment	5 years
Leasehold improvements	6 to 10 years

Schedule of Impact of Adoption of New Accounting Pronouncement
The Company early adopted ASU No. 2020-06 as of January 1, 2021 on a fully retrospective basis. The impact of adopting ASU No. 2020-06 is as follows:

	Prior to the adoption of ASU No. 2020-06	After adoption of ASU No. 2020-06	Effect of adoption of ASU No. 2020-06

	(In thousands)
Statement of operations impacts for the year ended December 31, 2020
Interest expense	$174,791	$130,624	$(44,167)
Income tax provision	$32,874	$43,273	$10,399
Net earnings from continuing operations	$553,911	$587,679	$33,768

Net earnings per share from continuing operations:
Basic	$2.21	$2.36	$0.15
Diluted	$2.00	$2.09	$0.09

Weighted average dilutive shares outstanding	242,464	256,020	13,556

Statement of operations impacts for the year ended December 31, 2019
Interest expense	$140,570	$111,008	$(29,562)
Income tax provision	$8,225	$15,080	$6,855
Net earnings from continuing operations	$494,633	$517,340	$22,707

Net earnings per share from continuing operations:
Basic	$2.15	$2.28	$0.13
Diluted	$1.88	$1.95	$0.07

Weighted average dilutive shares outstanding	194,349	201,782	7,433

Statement of operations impacts for the year ended December 31, 2018
Interest expense	$94,568	$81,454	$(13,114)
Income tax provision	$11,307	$14,472	$3,165
Net earnings from continuing operations	$451,104	$461,053	$9,949

Net earnings per share from continuing operations:
Basic	$2.03	$2.09	$0.06
Diluted	$1.73	$1.74	$0.01

Weighted average dilutive shares outstanding	197,110	203,774	6,664

	Prior to the adoption of ASU No. 2020-06	After adoption of ASU No. 2020-06	Effect of adoption of ASU No. 2020-06

	(In thousands)
Balance sheet impacts at December 31, 2020:
Non-current deferred tax asset	$224,013	$293,487	$69,474
Long-term debt, net	$3,534,706	$3,840,930	$306,224
Additional paid-in capital	$7,394,646	$7,089,007	$(305,639)
Retained deficit	$(8,491,126)	$(8,422,237)	$68,889

Balance sheet impacts at December 31, 2019:
Non-current deferred tax asset	$192,496	$272,368	$79,872
Long-term debt, net	$2,889,626	$3,240,016	$350,390
Additional paid-in capital	$11,683,799	$11,378,160	$(305,639)
Retained deficit	$1,689,925	$1,725,046	$35,121